Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 60,277	$ 21,778	$ 21,986
Discontinued operations, net of tax	0	0	(1,163)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,811	2,234	2,134
Deferred tax expense	255	476	1,526
Amortization of debt issuance costs	113	0	0
Share based compensation expense	5,815	4,235	2,892
Change in provision for doubtful debts	(32)	(87)	(29)
Loss on disposal of fixed assets	4	0	64
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(17,338)	(9,696)	156
Inventories	(21,702)	(19,330)	4,798
Due from related parties	(12)	72	58
Other assets	(2,380)	(501)	(236)
Trade accounts payable	6,190	15,661	(4,100)
Other current liabilities	26,956	10,910	(3,460)
Net cash provided by operating activities from continuing operations	60,957	25,752	24,626
Net cash provided by operating activities	60,957	25,752	24,626
Cash flows from investing activities:
Investment in short-term deposits	(84,000)	(20,500)	(51,500)
Investment in long-term deposits	(32,000)	0	0
Purchase of fixed assets	(4,065)	(2,410)	(1,256)
Purchase of intangible assets	(111)	(216)	(106)
Net cash used in investing activities from continuing operations	(120,176)	(23,126)	(52,862)
Net cash provided by investing activities from discontinued operations	0	0	1,257
Net cash used in investing activities	(120,176)	(23,126)	(51,605)
Cash flows from financing activities:
Share issuance, net	0	64,288	16,026
Proceeds from exercise of share options	271	629	542
Issuance of convertible notes, net	194,530	0	0
Dividend payment	0	0	(6,551)
Net cash provided by financing activities	194,801	64,917	10,017
Effect of exchange rate changes on cash	546	225	74
Net increase (decrease) in cash and cash equivalents	136,128	67,768	(16,888)
Cash and cash equivalents at beginning of the year	105,815	38,047	54,935
Cash and cash equivalents at end of the year	241,943	105,815	38,047
A. Cash paid and received during the year for:
Income taxes	558	546	666
Interest received	1,057	1,420	1,112
Lease payments	1,060	1,025	1,077
B. Non-cash transactions:
Fixed assets purchased with supplier credit	$ 339	$ 159	$ 154